Investments (Investments Under Equity Method of Accounting) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities	$ 16,631	$ 16,424
Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%	50.00%
Nedpower Mount Storm Llc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership%	50.00%
Liabilities, other deferred credits and other liabilities	$ 17
Dominion Energy Midstream Partners, LP | Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%	25.93%		25.93%
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Liabilities, other deferred credits and other liabilities	$ 2,866	$ 2,863
Dominion Energy Gas Holdings, LLC | Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%	24.07%